COLORADO BONDSHARES A TAX-EXEMPT FUND Schedule of Investments December 31, 2025
	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 56.7%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$1,600,000

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,515,000	4,237,734

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	698,593

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,651,904

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,425,650

Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,720,200

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,612,400

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,480,178

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,232,811

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,509,650

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,152,819

Bent Grass MD - Series A - 2054 (m)	12/1/2054	5.75%	7,180,000	7,359,356

Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,210,029

Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	533,909

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,557,066

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,583,612

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,382,000	1,292,004

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,689,432

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,568,325

CCP MD 3 - Series A - 2053	12/1/2053	5.00%	1,192,000	1,162,736

Canyons MD 5 - Series B - 2054	12/1/2054	6.50%	4,814,000	4,802,976

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	3,024,346

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,875,904

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	20,827,125

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,370,000	1,298,472

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,870,327

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	3,965,000	3,703,310

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,570,398

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,747,297

Clear Creek Transit MD #2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,532,073

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	3,045,562

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,360,383

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,033,162

Colliers Hill MD #2 - Series B – 2047 (g)	12/15/2047	5.75%	2,231,000	2,176,697

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	8,199,404

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	18,328,475

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,221,254

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538

Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,999,239

Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	383,661

CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,075,000	17,071,756

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,245,000	8,109,040

CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	35,405,000	33,946,668

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,310,000	22,791,119

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,313,413

CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	2,001,629

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	4,077,814

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,592,727

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,322,201

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,591,277

CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,895,721

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,933,441

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,800,355

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	65,300,000	65,564,465

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	3,785,000	3,824,515

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,582,705

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	39,602,113

CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,632,442

CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	0.00%	10,595,000	3,178,500

CECFA Global Village Academy - Series A - 2032 (m)	6/15/2032	6.13%	5,175,000	5,239,481

Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,850,760

Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,790,720

700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2030	0.00%	3,755,000	3,100,000

Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,434,500

Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	8,705,000	9,066,432

Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	160,000	162,003

Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	213,293

Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	631,260

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,455,740

Conifer MD - Series A - 2030 (j)	12/1/2030	1.73%	10,000,000	4,749,604

Conifer MD - Series A - 2032 (j)	12/1/2032	1.73%	1,450,000	688,693

Conifer MD - Series A - 2033 (j)	12/1/2033	1.73%	1,550,000	736,189

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,742,000	1,648,507

Copperleaf MD #5 - Series A - 2055	12/1/2055	6.50%	1,180,000	1,187,151

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,533,705

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,673,275

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,355,607

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,677,062

Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,573,000	4,584,615

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,538,412

Eagle Brook Meadows MD #3 - Series A – 2051 (g)	12/1/2051	5.00%	1,600,000	1,491,616

Eastern Hills MD #10 - Series A - 2055	12/1/2055	6.00%	8,755,000	8,950,324

Eastern Hills MD #10 - Series B - 2055 (g)	12/15/2055	8.25%	1,802,000	1,800,847

Elora MD - Series A - 2055	12/1/2055	6.00%	5,000,000	5,120,700

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	6,004,140

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,821,765

Fields MD #1 - Series A - 2055	12/1/2055	6.25%	7,085,000	7,245,546

Fields MD #1 - Series B - 2055	12/15/2055	8.25%	1,207,000	1,206,312

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,035,000	991,509

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	611,837

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	486,955

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,850,659

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,605,511

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,041,000	15,055,590

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,969,714

Gold Hill North BID - Series A - 2054 (m)	12/1/2054	5.60%	3,600,000	3,530,736

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	2,150,000	1,780,781

Golden Overlook MD - Series A - 2054	12/1/2054	6.13%	4,500,000	4,634,145

Golden Overlook MD - Series B - 2054 (g)	12/15/2054	8.75%	1,347,000	1,346,003

Granary MD #5 - Series A - 2055	12/1/2055	6.25%	5,480,000	5,631,412

Granary MD #5 - Series B - 2055	12/15/2055	8.75%	1,141,000	1,135,181

Green Gables MD #2 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	2,983,612

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,368,059

Green Valley Ranch East MD #9 - Series B - 2055 (g)	12/15/2055	8.00%	1,025,000	1,025,502

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,731,461

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	5,372,298

Hancock MD #1 - Series A - 2055 (m)	12/1/2055	6.38%	6,525,000	6,535,832

Hancock MD #1 - Series B - 2055 (g)(m)	12/15/2055	8.38%	1,007,000	1,008,883

Hawkview MD - Series A - 2055	12/1/2055	0.00%	6,080,000	6,044,189

Hawkview MD - Series B - 2055 (g)	12/15/2055	0.00%	1,336,000	1,333,328

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,842,500

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,926,442

Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	714,836

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,448,506

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	9,149,812

Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,267,323

Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200

Independence MD #3 - Series A – 2054	12/1/2054	5.38%	4,500,000	4,501,890

Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	703,000	666,683

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,891,572

Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2028	8.00%	1,006,000	1,023,296

Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,435,044

Karl’s Farm MD #2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	572,284

Lafferty Canyon MD - Series A - 2055	12/1/2055	5.63%	1,500,000	1,509,375

Lafferty Canyon MD - Series B - 2055 (g)	12/1/2055	8.00%	835,000	834,207

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	17,766,583

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,657,315

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,849,777

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	881,160

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,099,775

Liberty Draw MD #6 - Series B - 2055 (g)	12/15/2055	7.13%	1,302,000	1,302,234

Littleton Village MD #3 - Series B - 2055 (m)	12/15/2055	6.25%	2,850,000	2,865,732

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	10,084,103

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,174,000	1,183,286

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	622,498

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	333,501

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,411,637

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,583,121

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,280,042

Mighty Argo MD #2 - Series A - 2055	12/1/2055	7.00%	9,990,000	10,003,087

Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,761,130

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	6.13%	2,000,000	1,983,060

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	11,471,282

Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,292

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,195,560

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	862,350

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,382,468

Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	9,085,610

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	3,645,000	3,451,341

Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,147,988

Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	602,744

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	2,018,860

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	924,230

Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,390,430

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,772,000	1,810,009

Parterre MD #5 - Series A - 2045	12/1/2045	5.88%	1,500,000	1,566,600

Parterre MD #5 - Series A - 2055	12/1/2055	6.13%	2,250,000	2,358,698

Parterre MD #5 - Series B - 2054 (g)	12/1/2054	8.38%	1,450,000	1,447,869

Pinery Commercial MD 2 - Series A - 2054	12/1/2054	5.75%	3,200,000	3,178,976

Piney Lake Trails MD #1 - Series A - 2055	12/1/2055	5.88%	3,500,000	3,516,975

Piney Lake Trails MD #1 - Series B - 2055 (g)	12/1/2055	8.50%	1,985,000	1,983,154

Pinnacle Farms MD #1 - Series A - 2055	12/1/2055	6.50%	6,645,000	6,806,407

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	24,429,693

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,852,669

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,627,744

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	453,210

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,563,956

Quantum 56 MD - Series A - 2055 (m)	9/1/2055	6.25%	7,000,000	7,203,210

Quantum 56 MD - Series B - 2055 (m)	9/2/2055	8.25%	1,575,000	1,575,205

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,736,000	1,612,067

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,849,817

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	483,675

Ritoro MD - Series B - 2057 (g)	12/15/2057	6.25%	632,000	629,560

Riverdale Peaks II MD - Series A - 2025	12/1/2030	6.40%	930,000	837,000

Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	1,021,500

Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,445,465

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,069,662

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,837,143

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,195,000	1,860,416

Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,049,990

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,202,536

Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,905,000	2,685,585

Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	910,200

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	5,005,800

Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,044,000	1,020,176

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	605,950

Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,189,925

Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	693,806

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,684,411

64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	5,046,700

Sky Dance MD #2 - Series A - 2054	12/1/2054	6.00%	2,500,000	2,541,275

Sojourn At Idlewild MD - Series A - 2055 (m)	12/1/2055	6.13%	2,500,000	2,569,925

Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	502,660

Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,910,780

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,755,892

Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,235,287

Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,408,000	1,364,957

Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,623,805

Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,813,867

Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,036,080

Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,317,032

Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,373,433

Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,789,230

Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,921,785

Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	356,880

Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	1,018,955

Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,629,467

Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,805,732

Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,417,966

Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,261,453

Thompson Crossing MD #5 - Series A - 2055	12/1/2055	6.00%	3,765,000	3,750,844

Thompson Crossing MD #5 - Series B - 2055 (g)	12/15/2055	8.50%	999,000	995,933

Trailside MD #4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,251,274

Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,206,867

Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Vermilion Creek MD #3 - Series A - 2055	12/1/2055	5.88%	10,000,000	10,227,200

Vermilion Creek MD #3 - Series B - 2055 (g)	12/15/2055	8.00%	2,185,000	2,183,689

Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	11,320,175

Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,950,000	1,673,353

Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	589,746

Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,247,000	2,089,171

Weems Neighborhood MD - Series A - 2055 (m)	12/15/2055	5.88%	1,500,000	1,534,995

Weems Neighborhood MD - Series B - 2055 (g)(m)	12/15/2055	7.88%	1,149,000	1,147,254

Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,265,000	1,249,871

Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	585,468

Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,256,894

Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,989,075

White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,784,732

Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,378,887

Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,612,384
Colorado (amortized cost $1,152,445,022)			1,217,408,507	1,105,687,816

Colorado Municipal Bonds (amortized cost $1,152,445,022)			$1,217,408,507	$1,105,687,816

Other Municipal Bonds 8.4%
South Dakota 59.3%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,797,498

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	3,142,155

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,407,816

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,815,783

Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,196,011

Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,289,758

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,428,194

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	806,461

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	837,331

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	877,901

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	911,919

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	955,167

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	991,139

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,036,077

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,079,580

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,131,637

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,378,641

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,096,458

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,300,000	1,255,540

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,852,802

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,505,000	4,643,247

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,277,546

Rosebud Sioux Tride / Health Care - Series A - 2050 (m)	12/15/2050	7.50%	28,460,000	28,302,616

South Dakota (amortized cost $106,046,089)			106,835,000	96,511,279

Utah 32.7%
Arrowhead Springs PID - Series A - 2054 (m)	12/1/2054	5.63%	3,200,000	3,223,776

Copper Rim IFD - Series A - 2054 (m)	12/1/2054	6.13%	2,190,000	2,251,495

Coral Canyon IFD - Series A - 2053 (m)	12/1/2053	5.50%	13,545,000	13,435,963

Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	831,130

Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	513,611

Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,750,000	2,684,248

Jordanelle Ridge PID - Series B - 2055 (g)(m)	3/15/2055	7.88%	4,000,000	4,072,560

Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	9,905,000	9,357,650

NWQ PID - Series A - 2056 (m)	3/1/2056	6.13%	1,800,000	1,812,762

Panorama PID #1 - Series A - 2055 (m)	3/1/2055	6.25%	3,000,000	3,019,920

Pointe West PID - Series A - 2053 (m)	12/15/2053	5.50%	3,090,000	3,086,879

Soleil Hills PID - Series A - 2055 (m)	3/1/2055	5.88%	2,425,000	2,426,625

Range IFD - Series A - 2053 (m)	12/1/2053	5.50%	6,515,000	6,453,433

Utah (amortized cost $52,805,667)			53,749,000	53,170,052

Puerto Rico 6.0%

Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	104,357

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	106,505

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	107,258

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	92,552

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	81,777

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	69,236

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	89,784

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	88,109

Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	86,216

Puerto Rico - Series A - 2043	7/1/2043	3.00%	356,605	228,227

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	277,005

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	140,052

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	968,952

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,503,176

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	191,000	181,496

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	230,932

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	276,048

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	286,237

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,201,470

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	732,969

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,393,213

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	38,949

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	533,103
Puerto Rico (amortized cost $9,020,722)			14,996,387	9,817,623

Washington 1.0%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,695,000	1,692,152
Washington (amortized cost $1,587,130)			1,695,000	1,692,152

Ohio 0.8%

Ohio Housing Finance Agency / Taxable - Series B - 2029 (m)	1/15/2029	7.75%	745,000	746,147

Ohio Housing Finance Agency / Taxable - Series B - 2029 (m)	1/15/2029	7.75%	530,000	530,986

Ohio (amortized cost $1,275,000)			1,275,000	1,277,133

California 0.2%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	235,948	244,127

California (amortized cost $235,948)			235,948	244,127

Other Municipal Bonds (amortized cost $170,970,555)			$178,786,335	$162,712,367

Short-Term Municipal Bonds 4.0%
Colorado 88.3%

Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$1,128,562

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	3.37%	3,475,000	3,475,000

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	3.30%	1,000,000	1,000,000

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,157,000	1,151,817

PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	27,740,000	27,637,639

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	3.30%	27,205,000	27,205,000

Solitude MD - Series A - 2026	12/1/2026	7.00%	3,520,000	3,520,000

Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,748,505

Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	2,000,000	1,895,340
Colorado (amortized cost $72,292,108)			72,697,000	68,761,863

Oregon 7.5%
Multnomah County Hospital - Series A - 2023 (j) (m)	10/1/2026	5.45%	5,815,000	5,815,000
Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 4.2%

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	610,000	610,000

Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,115,000

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	777,056

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	801,568

South Dakota (amortized cost $3,310,000)			3,310,000	3,303,624

Short-Term Municipal Bonds (amortized cost $81,417,108)			$81,822,000	$77,880,487

Colorado Capital Appreciation and Zero Coupon Bonds 2.6%
Colorado 100.0%

Aurora Crossroads MD #2 - Series A1 CABs - 2055	12/1/2055	6.25%	$4,920,000	$4,386,180

Aurora Crossroads MD #2 - Series A2 CABs - 2055	12/1/2055	6.50%	2,240,000	1,986,342

Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	7,565,000	7,789,000

Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	17,613,550

Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,399,762

Granary MD #5 - Series A CABs - 2034	12/1/2034	6.75%	9,455,000	5,386,514

Green Valley Ranch East MD #9 - Series A CABs - 2055	12/1/2055	6.38%	2,500,000	1,959,875

Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,880,370

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	64,667

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	284,352

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,199,341

PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	1,275,119

Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,888,787
Colorado (amortized cost $58,399,292)			94,355,000	51,113,859

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $58,399,292)			$94,355,000	$51,113,859

Colorado Taxable Certificates/Notes/Bonds 0.3%
Colorado 100.0%

CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)(m)	7/1/2030	0.00%	$935,000	$280,500

CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,605,000	1,604,374

CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,949,926

CECFA Colorado Skies Academy / Taxable - Series A1 – 2030 (m)	7/1/2030	0.00%	500,000	150,000

CECFA Global Village Academy - Series B - 2031 (m)	6/15/2031	7.50%	270,000	272,506

Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,694,000	1,675,688

Tabernash Pole Creek Note – 2026 (a)(j)	12/31/2026	0.00%	227,347	189,000
Colorado (amortized cost $7,191,347)			7,191,347	6,121,993

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,191,347)			$7,191,347	$6,121,993

Other Assets 0.1%
Utah 100.0%

Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$2,146,028

Utah (amortized cost $1,000,000)			6,780,500	2,146,028

Other Assets (amortized cost $1,000,000)			$6,780,500	$2,146,028

Total investments, at value (amortized cost $1,471,423,324)	72.1%			$1,405,662,549

Other assets net of liabilities	27.9%			542,861,789

Net Assets	100.0%			$1,948,524,338

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2025. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2025.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $5,349,438 or less than 1.0% of net assets, as of December 31, 2025.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund is not a party to any forbearance agreements as of December 31, 2025.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $566,791,801 representing 29.09% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

December 31, 2025

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2025 (unaudited)

Defaulted or Non-income Producing Investments

 The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $11,214,453 or 0.58% of net assets, as of December 31, 2025. These securities have been identified in the accompanying Schedule of Investments.

 The Fund is not a party to any forbearance agreements as of December 31, 2025

Investment Valuation and Risk

 The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

 Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

 Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

 Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

 Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

 Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

 Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

 The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of December 31, 2025:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities December 31, 2025

Level 1 Securities	$-	$-	$-	$-	$-	$2,146,028	$2,146,028
Level 2 Securities	1,093,816,384	162,468,239	70,936,925	45,890,618	5,652,493	-	1,378,764,659
Level 3 Securities	11,871,432	244,127	6,943,562	5,223,241	469,500	-	24,751,862

Totals	$1,105,687,816	$162,712,366	$77,880,487	$5,113,859	$6,121,993	$2,146,028	$1,405,662,549

Purchase Accrued Interest

 Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the December 31, 2025 balance of $92,156,671). Approximately $285,573,553 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $109,925,553 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

 Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2025 the interest rates paid on these obligations ranged from 3.30% to 3.37%.

Income Tax Information

 At December 31, 2025 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals

Cost of investments	$1,152,445,022	$170,970,555	$81,417,108	$58,399,292	$7,191,347	$1,000,000	$1,471,423,324
Gross unrealized appreciation	$18,361,214	$2,195,154	$190,769	$2,574,468	$2,505	$1,146,028	$24,470,138
Gross unrealized depreciation	(65,118,419)	(10,453,343)	(3,727,390)	(9,859,902)	(1,071,860)	0	(90,230,914)

Net unrealized appreciation (depreciation) of investments	($46,757,205)	($8,258,189)	($3,536,621)	($7,285,434)	($1,069,355)	$1,146,028	($65,760,776)

Litigation

The Fund is periodically involved in various legal proceedings. As of December 31, 2025, the Fund has a litigation payable of $250,000 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2025 shareholder report on Form N-CSR filed with the Securities and Exchange Commission (“SEC”) on December 4, 2025. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of December 31, 2025, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. On June 12, 2025, after full briefing, the Court of Appeals affirmed the Trial Court’s Findings of Fact and Conclusions of Law and Orders After Trial to the Court. On August 7, 2025, the Fund filed a Petition for Writ of Certiorari to the Colorado Supreme Court. A decision is expected in the first quarter of 2026. At this time, we cannot express a judgement as to the likelihood of an unfavorable outcome, nor can we estimate the amount of potential loss.